Options Advance Payments- Purchase of Leased Vessels (Details Textual) $ in Thousands		12 Months Ended
	May. 20, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)
Options Advance Payments- Purchase of Leased Vessels (Textual)
Gross sale price		$ 5,500
Sellers credit	$ 9,000
Hire rate of vessels | €				€ 8,700
Short term obligation			$ 11,826
Long term obligation			8,401
Operating lease description		According to the terms of the settlement agreement, both the Company and the owners of M/V Nemorino released each other from any claim, discontinued the arbitration proceedings and agreed that the Company is entitled to receive, upon sale of the M/V Nemorino by its owners to a buyer acting in cooperation or associated with the Company, 20% of any net sale proceeds above $7,000 such milestone amount to be reduced by any net profits resulting from any operations of the vessel prior to a sale.
Loss on sale of vessel		$ (7,620)	$ (1,098)
Options Advance Payment		2,000
Contractual derivative obligation		3,300
M V Free Goddess [Member]
Options Advance Payments- Purchase of Leased Vessels (Textual)
Gross sale price	5,500
Related party sale price	725
Sellers credit	4,500
Hire rate of vessels	1,100
M V Free Hero [Member]
Options Advance Payments- Purchase of Leased Vessels (Textual)
Gross sale price	5,500
Related party sale price	725
Sellers credit	4,500
Hire rate of vessels	$ 1,100
M/V Nemorino [Member]
Options Advance Payments- Purchase of Leased Vessels (Textual)
Loss on sale of vessel		$ 3,058